Offerings - Offering: 1	Oct. 09, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 8,700.00
Offering Note	(1) Includes offering price of any additional shares that the underwriters have the option to purchase. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This Registration Statement on Form S-1 covers shares of common stock, par value of $0.0001 per share, of Aspen Neuroscience, Inc. (the "Registrant") to be issued and sold by the Registrant pursuant to the proposed form of Underwriting Agreement by and between the Registrant and the Underwriters named therein, including shares that may be sold pursuant to the Underwriters' over-allotment option.